SHARE-BASED COMPENSATION - Information Related to Share Options Outstanding (Details) shares in Millions	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	5.2	4.7	5.1
Weighted average remaining contractual life	3 years 1 month 6 days
Weighted average exercise price (C$/share)	$ 4.77	$ 4.86	$ 4.82
1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	3.4
Weighted average remaining contractual life	4 years 4 months 24 days
Weighted average exercise price (C$/share)	$ 4.14
5.01
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	1.8
Weighted average remaining contractual life	7 months 6 days
Weighted average exercise price (C$/share)	$ 5.96
Bottom of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	1.01
Bottom of range | 5.01
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	5.01
Top of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	5.00
Top of range | 5.01
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	$ 10.00